Vessels - Expected future purchase commitment payments (Details) - Ballast Water Treatment Systems and Scrubbers [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 68,608
Less than 1 month [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	5,637
1-3 months [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	25,555
3 months to 1 year [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	34,921
1 - 5 years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	2,495
Later than five years [member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 0